Fair Value of Derivative Financial Instruments	12 Months Ended
Dec. 31, 2012
Fair Value of Derivative Financial Instruments

Note 8. Fair Value of Derivative Financial Instruments

The carrying value of cash and cash equivalents, receivables, accounts payable and accrued expenses in the consolidated balance sheets approximates their fair values because of the short-term nature of these instruments. The carrying value of the Notes in the consolidated balance sheets approximates fair value since the related rate of interest approximates current market rates. Management believes Opexa is not exposed to significant interest or credit risks arising from these financial instruments.

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs. Opexa utilizes a fair value hierarchy based on three levels of inputs, of which the first two are considered observable and the last unobservable.

•	Level 1—Quoted prices in active markets for identical assets or liabilities. These are typically obtained from real-time quotes for transactions in active exchange markets involving identical assets.

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Level 2—Quoted prices for similar assets and liabilities in active markets; quoted prices included for identical or similar assets and liabilities that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. These are typically obtained from readily-available pricing sources for comparable instruments.

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Level 3—Unobservable inputs, where there is little or no market activity for the asset or liability. These inputs reflect the reporting entity’s own beliefs about the assumptions that market participants would use in pricing the asset or liability, based on the best information available in the circumstances.

FASB ASC 815, “Accounting for Derivatives and Hedging Activities” (“FASB ASC 815”) specifies that a contract that would otherwise meet the definition of a derivative, but is both (a) indexed to its own stock and (b) classified in stockholders’ equity in the statement of financial position would not be considered a derivative financial instrument. FASB ASC 815 provides a new two-step model to be applied in determining whether a financial instrument or an embedded feature is indexed to an issuer’s own stock, including evaluating the instrument’s contingent exercise and settlement provisions, and thus able to qualify for the FASB ASC 815-10 scope exception. It also clarifies the impact of foreign-currency-denominated strike prices and market-based employee stock option valuation instruments on the evaluation. Initially, Opexa evaluated all of its financial instruments and determined that the Series I warrants associated with the July 2012 Note financing (see Note 6) qualified for treatment under FASB ASC 815. Consequently, the Company recorded a derivative liability of $2,314,635 upon issuance of the warrants and a corresponding discount on the convertible debt. On November 8, 2012, it was determined that the floor for resetting the exercise price was met and no further adjustments to the exercise price of the Series I warrants would occur. Therefore, the Series I warrants were considered indexed to the company’s stock and qualified for the scope exception under FASB ASC 815-10 allowing for a transfer from liability classification to equity classification. Consequently, the remaining derivative liability of $1,761,657 at November 8, 2012 was written off to additional paid in capital.

The following table provides a summary of the changes in fair value, including net transfers in and/or out, of the derivative financial instruments, measured at fair value on a recurring basis using significant unobservable inputs (Level 3):

Balance at December 31, 2011	$—
Fair value of warrant derivative liabilities at issuance	2,314,635
Realized derivative gains included in other income (expense)	(552,978)
Write off of warrant derivative liability to additional paid in capital	(1,761,657)

Balance at December 31, 2012	$—

The fair value of the derivative liabilities are calculated at the time of issuance using the Lattice option pricing model with Monte Carlo simulation. Opexa records a derivative liability for the calculated value. Changes in the fair value of the derivative liabilities are reported in other income (expense) in the consolidated statements of expenses. The variables used in the Lattice option pricing model for the derivative liabilities during the year ended December 31, 2012 include:

	July 25, 2012	September 30, 2012	November 8, 2012
Market value of common stock on measurement date	$2.56	$2.70	$1.96
Projected exercise price	$5.00	$4.52	$4.56
Risk free interest rate	0.56%	0.56%	0.72%
Warrant lives in years	5	4.88	4.71
Expected volatility	193%	193%	194%
Expected dividend yield	0%	0%	0%
Offering price range	$2.56-$6.56	$2.72-$6.72	$2.56-$6.56